Goodwill - Summary of Key Assumptions and Sensitivities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning Balance	£ 6,392	£ 5,231
Acquisitions	77	222
Disposals/reclassified as held for sale	(72)	(19)
Transfers	11
Exchange translation differences	(443)	958
Ending Balance	£ 5,965	£ 6,392